Schedule of Investments (unaudited)
June 30, 2022
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)	USD	136	$ 123,999
Total Asset-Backed Securities — 0.0% (Cost: $136,233)			123,999
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 17.0%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		945	911,706
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 2.07%, 09/15/34(a)(b)		3,928	3,852,460
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.72%, 05/15/53(a)(b)		400	341,940
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class B, 3.49%, 04/14/33(a)		2,164	2,051,697
Series 2018-DSNY, Class A, (1 mo. LIBOR US + 0.85%), 2.17%, 09/15/34(a)(b)		665	648,279
BANK
Series 2018-BN11, Class B, 4.50%, 03/15/61(b)		1,769	1,665,299
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	4,388,857
BBCMS Mortgage Trust, Series 2022-C16, Class A5, 4.60%, 06/15/55(b)		2,440	2,491,926
BFLD, Series 2019-DPLO, Class A, (1 mo. LIBOR US + 1.09%), 2.41%, 10/15/34(a)(b)		70	68,503
BFLD TRUST Mortgage-Backed Securities, Series 2020-EYP, Class A, (1 mo. LIBOR US + 1.15%), 2.47%, 10/15/35(a)(b)		2,778	2,697,266
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.37%, 02/15/55(b)		138	126,358
BPR Trust, Series 2021-TY, Class A, (1 mo. LIBOR US + 1.05%), 2.37%, 09/15/38(a)(b)		2,863	2,736,685
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,920	3,759,339
BX Commercial Mortgage Trust
Series 2019-XL, Class D, (1 mo. LIBOR US + 1.45%), 2.77%, 10/15/36(a)(b)		3,570	3,453,263
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,980	4,270,509
Series 2021-CIP, Class A, (1 mo. LIBOR US + 0.92%), 2.25%, 12/15/38(a)(b)		4,960	4,810,539
Series 2021-VINO, Class B, (1 mo. LIBOR US + 0.85%), 2.18%, 05/15/38(a)(b)		910	860,422
Series 2022-LP2, Class A, (1 mo. CME Term SOFR + 1.01%), 2.35%, 02/15/39(a)(b)		5,867	5,632,805
BX Trust
Series 2018-BILT, Class A, (1 mo. LIBOR US + 0.80%), 2.12%, 05/15/30(a)(b)		442	427,558
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		5,432	4,853,285
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)		1,489	1,295,327
CD Mortgage Trust, Series 2018-CD7, Class C, 5.01%, 08/15/51(b)		1,800	1,698,768
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,120,117
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/35(a)		4,700	4,700,362
Citigroup Commercial Mortgage Trust
Series 2016-P6, Class B, 4.31%, 12/10/49(b)		895	834,540
Series 2020-420K, Class B, 2.86%, 11/10/42(a)		130	108,385
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 03/10/31(a)		1,950	1,946,855
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2014-LC15, Class A4, 4.01%, 04/10/47	USD	2,025	$ 2,015,046
Series 2015-CR27, Class B, 4.49%, 10/10/48(b)		2,917	2,805,982
Series 2015-LC23, Class ASB, 3.60%, 10/10/48		2,514	2,496,841
Series 2017-COR2, Class AM, 3.80%, 09/10/50		404	385,766
Series 2017-PANW, Class A, 3.24%, 10/10/29(a)		3,960	3,815,289
Series 2019-521F, Class B, (1 mo. LIBOR US + 1.10%), 2.42%, 06/15/34(a)(b)		1,304	1,269,746
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, (1 mo. LIBOR US + 0.98%), 2.30%, 05/15/36(a)(b)		763	750,509
Credit Suisse Mortgage Capital Trust
Series 2020-NET, Class A, 2.26%, 08/15/37(a)		1,181	1,089,539
Series 2020-NET, Class C, 3.53%, 08/15/37(a)		266	244,510
Series 2021-980M, Class A, 2.39%, 07/15/31(a)		1,090	982,980
Series 2021-BHAR, Class A, (1 mo. LIBOR US + 1.15%), 2.48%, 11/15/38(a)(b)		2,270	2,202,755
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)		1,003	982,403
Series 2018-CX12, Class A4, 4.22%, 08/15/51(b)		556	549,184
Series 2019-C16, Class A3, 3.33%, 06/15/52		3,124	2,908,116
Series 2019-C17, Class C, 3.93%, 09/15/52(c)		1,203	1,052,625
DBGS Mortgage Trust, Series 2018-5BP, Class D, (1 mo. LIBOR US + 1.50%), 2.82%, 06/15/33(a)(b)		2,307	2,167,877
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.80%), 2.12%, 02/15/38(a)(b)		960	929,311
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	740,948
Great Wolf Trust, Series 2019-WOLF, Class A, (1 mo. LIBOR US + 1.03%), 2.36%, 12/15/36(a)(b)		2,961	2,879,068
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		910	918,832
Series 2005-ROCK, Class F, 5.52%, 05/03/32(a)		706	698,745
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(b)		300	296,503
Series 2014-GC24, Class A5, 3.93%, 09/10/47		4,000	3,963,201
Series 2015-GC34, Class B, 4.47%, 10/10/48(b)		1,500	1,434,505
Series 2020-TWN3, Class A, (1 mo. LIBOR US + 2.00%), 3.32%, 11/15/37(a)(b)		5,300	5,248,743
Series 2021-DM, Class A, (1 mo. LIBOR US + 0.89%), 2.21%, 11/15/36(a)(b)		4,010	3,851,770
Series 2021-IP, Class A, (1 mo. LIBOR US + 0.95%), 2.27%, 10/15/36(a)(b)		2,660	2,562,587
Series 2021-ROSS, Class A, (1 mo. LIBOR US + 1.15%), 2.48%, 05/15/26(a)(b)		730	704,223
Series 2021-STAR, Class A, (1 mo. LIBOR US + 0.95%), 2.27%, 12/15/36(a)(b)		3,400	3,265,811
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.15%), 2.47%, 05/15/38(a)(b)		100	97,236
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(b)		669	572,671
IMT Trust, Series 2017-APTS, Class BFX, 3.61%, 06/15/34(a)(b)		2,425	2,345,727
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		349	338,789
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%, 09/15/47		2,737	2,720,280
Series 2015-C28, Class A4, 3.23%, 10/15/48		4,058	3,946,813
Series 2016-C1, Class ASB, 3.32%, 03/17/49		2,455	2,417,250

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(b)	USD	1,790	$ 1,655,311
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		865	851,086
Series 2020-609M, Class A, (1 mo. LIBOR US + 1.37%), 2.70%, 10/15/33(a)(b)		2,000	1,937,216
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 4.10%, 10/15/33(a)(b)		600	566,780
Series 2020-MKST, Class B, (1 mo. LIBOR US + 1.05%), 2.37%, 12/15/36(a)(b)		1,540	1,497,015
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	1,036,681
Series 2022-ACB, Class A, (SOFR (30-day) + 1.40%), 2.18%, 03/15/39(a)(b)		2,070	2,033,618
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class B, (1 mo. LIBOR US + 0.80%), 2.12%, 12/15/37(a)(b)		165	157,747
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)		824	815,552
Med Trust, Series 2021-MDLN, Class A, (1 mo. LIBOR US + 0.95%), 2.28%, 11/15/38(a)(b)		3,750	3,585,201
MF1
Series 2021-W10, Class A, (1 mo. CME Term SOFR + 1.07%), 2.35%, 12/15/34(a)(b)		480	479,774
Series 2021-W10, Class B, (1 mo. CME Term SOFR + 1.37%), 2.65%, 12/15/34(a)(b)(c)		640	609,600
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46		1,170	1,163,616
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		2,792	2,755,536
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		740	718,011
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		1,000	962,124
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 2.22%, 07/15/35(a)(b)		1,910	1,850,003
MSCG Trust
Series 2018-SELF, Class A, (1 mo. LIBOR US + 0.90%), 2.22%, 10/15/37(a)(b)		1,130	1,104,443
Series 2018-SELF, Class C, (1 mo. LIBOR US + 1.18%), 2.50%, 10/15/37(a)(b)		2,015	1,939,069
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1 mo. CME Term SOFR + 1.40%), 2.68%, 03/15/39(a)(b)		5,860	5,754,813
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,626	1,611,143
Series 2018-4, Class MA, 3.50%, 03/25/58		1,767	1,749,173
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. CME Term SOFR + 2.19%), 3.47%, 05/15/37(a)(b)		1,250	1,215,806
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		2,447	2,427,705
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57		2,574	2,536,344
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,571,438
Series 2017-C41, Class B, 4.19%, 11/15/50(b)		1,304	1,183,063
Series 2021-FCMT, Class A, (1 mo. LIBOR US + 1.20%), 2.52%, 05/15/31(a)(b)		3,516	3,357,346
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/15/47		2,239	2,192,462
			176,722,907
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class XA, 1.08%, 05/15/53(a)(b)		1,586	88,870
Series 2021-MF3, Class XA, 0.85%, 10/15/54(a)(b)		2,931	134,594
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BANK
Series 2020-BN29, Class XA, 1.45%, 11/15/53(b)	USD	4,294	$ 349,378
Series 2021-BN33, Class XA, 1.17%, 05/15/64(b)		15,846	1,028,839
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.74%, 10/15/53(b)		15,508	1,331,648
Series 2020-B21, Class XA, 1.57%, 12/17/53(b)		3,860	329,861
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.82%, 10/10/47(b)		39,732	489,118
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.72%, 06/15/52(b)		12,947	1,063,583
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.62%, 10/15/52(b)		10,205	791,276
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.89%, 05/15/51(b)		8,523	275,478
Series 2020-C58, Class XA, 2.00%, 07/15/53(b)		4,687	507,846
Series 2021-C59, Class XA, 1.68%, 04/15/54(b)		3,982	365,700
			6,756,191
Total Non-Agency Mortgage-Backed Securities — 17.7% (Cost: $196,120,681)			183,479,098
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.2%
Fannie Mae
Series 2010-134, Class KZ, 4.50%, 12/25/40		210	211,071
Series 2010-141, Class LZ, 4.50%, 12/25/40		398	410,505
Series 2011-131, Class LZ, 4.50%, 12/25/41		249	258,891
Series 2011-8, Class ZA, 4.00%, 02/25/41(c)		734	740,921
Series 2013-81, Class YK, 4.00%, 08/25/43		200	198,276
Series 2017-76, Class PB, 3.00%, 10/25/57		900	776,757
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 5.34%, 05/25/48(b)		2,309	2,260,176
Series 2022-25, Class KL, 4.00%, 05/25/52		1,500	1,468,363
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		329	331,769
Series 3780, Class ZA, 4.00%, 12/15/40		1,287	1,298,960
Series 3960, Class PL, 4.00%, 11/15/41		900	919,201
Series 4161, Class BW, 2.50%, 02/15/43		1,400	1,277,284
Series 4384, Class LB, 3.50%, 08/15/43		1,341	1,345,916
Ginnie Mae
Series 2014-107, Class WX, 6.76%, 07/20/39(b)		427	462,462
Series 2016-123, Class LM, 3.00%, 09/20/46(c)		600	562,519
			12,523,071
Commercial Mortgage-Backed Securities — 1.6%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(b)		2,400	2,444,828
Series K139, Class A2, 2.59%, 01/25/32(b)		12,000	10,988,668
Series K154, Class A2, 3.42%, 04/25/32		3,500	3,446,595
			16,880,091
Interest Only Collateralized Mortgage Obligations — 1.6%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		1,109	150,110
Series 2014-68, Class YI, 4.50%, 11/25/44		478	104,087
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 4.63%, 09/25/45(b)		3,432	328,772
Series 2015-74, Class IA, 6.00%, 10/25/45		4,458	1,021,755
Series 2015-77, Class IO, 6.00%, 10/25/45		5,301	1,212,655
Series 2016-60, Class SD, (1 mo. LIBOR US + 6.10%), 4.48%, 09/25/46(b)(c)		1,452	171,490
Series 2016-78, Class CS, (1 mo. LIBOR US + 6.10%), 4.48%, 05/25/39(b)(c)		1,858	215,519

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2017-38, Class S, (1 mo. LIBOR US + 6.10%), 4.48%, 05/25/47(b)(c)	USD	2,356	$ 347,524
Series 2017-68, Class IE, 4.50%, 09/25/47(c)		2,020	350,389
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 4.53%, 09/25/47(b)		1,463	211,354
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 4.43%, 06/25/49(b)		3,643	507,626
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 4.48%, 07/25/49(b)		1,270	172,320
Series 2019-5, Class SA, (1 mo. LIBOR US + 6.10%), 4.48%, 03/25/49(b)(c)		9,732	1,265,114
Series 2020-32, Class IO, 4.00%, 05/25/50		2,162	438,482
Series 2020-32, Class PI, 4.00%, 05/25/50		2,244	455,110
Series 2021-23, Class CI, 3.50%, 07/25/46		2,951	485,405
Series 2021-41, Class IO, 3.50%, 07/25/51		5,627	959,133
Freddie Mac
Series 4062, Class GI, 4.00%, 02/15/41		306	20,385
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 4.83%, 10/15/42(b)		1,778	235,847
Series 4533, Class JI, 5.00%, 12/15/45		896	171,758
Series 4901, Class CS, (1 mo. LIBOR US + 6.10%), 4.48%, 07/25/49(b)(c)		2,159	299,631
Series 4941, Class SH, (1 mo. LIBOR US + 5.95%), 4.33%, 12/25/49(b)		4,331	611,166
Series 5159, Class KI, 3.00%, 11/25/51		2,861	366,810
Series 5159, Class PI, 3.00%, 11/25/51		4,907	677,430
Series 5176, Class QI, 3.00%, 12/25/51		2,795	408,860
Ginnie Mae
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 4.61%, 07/20/47(b)(c)		1,870	264,500
Series 2017-139, Class IB, 4.50%, 09/20/47		975	177,480
Series 2017-144, Class DI, 4.50%, 09/20/47(c)		664	112,122
Series 2020-115, Class IM, 3.50%, 08/20/50(c)		2,701	459,397
Series 2020-146, Class DI, 2.50%, 10/20/50(c)		3,638	472,950
Series 2020-162, Class TI, 2.50%, 10/20/50		6,376	829,965
Series 2020-175, Class DI, 2.50%, 11/20/50(c)		1,275	170,063
Series 2020-185, Class MI, 2.50%, 12/20/50		4,461	626,150
Series 2021-104, Class IH, 3.00%, 06/20/51		4,851	737,981
Series 2021-149, Class KI, 3.00%, 08/20/51		9,291	1,432,997
			16,472,337
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae, Series 2020-M21, Class AX, 1.94%, 01/25/58(b)		5,412	830,745
Freddie Mac
Series K094, Class X1, 1.02%, 06/25/29(b)		4,302	218,901
Series K105, Class X1, 1.65%, 01/25/30(b)		13,622	1,248,376
Series K109, Class X1, 1.70%, 04/25/30(b)		2,867	278,427
Series K110, Class X1, 1.81%, 04/25/30(b)		1,201	122,856
Series K113, Class X1, 1.49%, 06/25/30(b)		4,899	425,544
Series K115, Class X1, 1.43%, 06/25/30(b)		5,926	501,520
Series K116, Class X1, 1.53%, 07/25/30(b)		2,088	186,534
Series K119, Class X1, 1.03%, 09/25/30(b)		3,313	201,523
Series K120, Class X1, 1.13%, 10/25/30(b)		16,876	1,121,670
Series K122, Class X1, 0.97%, 11/25/30(b)		5,074	295,338
Ginnie Mae
Series 2016-151, Class IO, 0.89%, 06/16/58(b)		23,969	1,036,562
Series 2017-61, Class IO, 0.77%, 05/16/59(b)		1,742	75,719
			6,543,715
Mortgage-Backed Securities — 126.9%
Fannie Mae Mortgage-Backed Securities
1.50%, 11/01/41 - 12/01/41		35,833	30,700,480
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
2.00%, 10/01/31 - 03/01/52	USD	148,674	$ 129,959,089
2.50%, 09/01/27 - 02/01/52		93,078	85,792,100
3.00%, 04/01/28 - 05/01/52		37,073	35,597,098
3.50%, 03/01/29 - 07/01/52		41,872	41,172,954
4.00%, 02/01/31 - 10/01/51		37,605	37,608,911
4.50%, 05/01/24 - 04/01/52		20,885	21,200,886
5.00%, 02/01/35 - 01/01/49		7,143	7,467,464
5.50%, 05/01/34 - 05/01/44		3,112	3,334,817
6.00%, 02/01/38 - 07/01/41		1,932	2,115,708
6.50%, 07/01/37 - 01/01/38		29	30,752
Freddie Mac Mortgage-Backed Securities
2.00%, 12/01/40 - 02/01/52(d)		52,771	46,161,368
2.50%, 02/01/30 - 01/01/52(d)		86,635	78,726,067
3.00%, 09/01/27 - 03/01/52(d)		73,826	69,818,147
3.50%, 02/01/31 - 06/01/50		23,844	23,374,871
4.00%, 08/01/40 - 06/01/50(d)		25,220	25,351,474
4.50%, 05/01/24 - 01/01/51		1,077	1,102,420
5.00%, 05/01/28 - 03/01/49		3,107	3,252,827
5.50%, 01/01/28 - 06/01/41		698	743,542
6.00%, 08/01/28 - 11/01/39		329	362,707
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 07/15/52(d)(e)		56,741	50,563,483
2.50%, 04/20/51 - 07/15/52(d)(e)		59,286	54,270,890
3.00%, 12/20/44 - 07/15/52(e)		54,936	51,879,029
3.50%, 01/15/42 - 07/15/52(e)		137,886	133,983,278
4.00%, 04/20/39 - 07/15/52(e)		25,388	25,462,875
4.50%, 09/20/39 - 08/20/50		6,399	6,596,602
5.00%, 07/15/33 - 07/15/52(e)		1,671	1,743,453
5.50%, 07/15/38 - 12/20/41		473	509,582
Uniform Mortgage-Backed Securities
1.50%, 07/01/37 - 07/01/52(e)		29,319	25,500,143
2.00%, 07/01/37 - 07/01/52(e)		127,835	113,545,866
2.50%, 07/01/37 - 07/01/52(e)		20,925	19,002,969
3.00%, 07/01/37 - 07/01/52(e)		75,401	70,218,356
3.50%, 07/01/52(e)		33,830	32,526,643
4.00%, 07/01/52(e)		74,667	73,610,071
5.00%, 07/01/52(e)		12,053	12,301,582
			1,315,588,504
Total U.S. Government Sponsored Agency Securities — 132.0% (Cost: $1,420,605,272)			1,368,007,718
Total Long-Term Investments — 149.7% (Cost: $1,616,862,186)			1,551,610,815
Short-Term Securities
Certificates of Deposit — 6.9%
Natixis, New York, 0.30%, 10/20/22		36,700	36,450,265
Royal Bank of Canada, New York, 0.27%, 10/20/22		1,500	1,490,043
Toronto-Dominion Bank, New York, 0.20%, 09/23/22		33,380	33,232,148
			71,172,456
	Shares
Money Market Funds — 0.5%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.97%(f)	5,668,464	5,668,464
Total Short-Term Securities — 7.4% (Cost: $77,248,464)		76,840,920
Total Investments Before TBA Sale Commitments — 157.1% (Cost: $1,694,110,650)		1,628,451,735

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
TBA Sale Commitments(e)
Mortgage-Backed Securities — (33.5)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/15/52	USD	(1,558)	$ (1,383,334)
2.50%, 07/15/52		(2,736)	(2,503,074)
3.00%, 07/15/52		(14,345)	(13,521,472)
3.50%, 07/15/52		(64,559)	(62,723,104)
Uniform Mortgage-Backed Securities
1.50%, 07/01/37 - 07/01/52		(3,130)	(2,726,681)
2.00%, 07/01/37 - 07/01/52		(62,803)	(54,651,402)
2.50%, 07/01/37 - 07/01/52		(27,630)	(24,871,799)
3.00%, 07/01/37 - 07/01/52		(48,847)	(45,515,576)
3.50%, 07/01/37 - 07/01/52		(37,925)	(36,505,655)
4.00%, 07/01/52		(91,444)	(90,118,960)
4.50%, 07/01/52		(42)	(42,159)
5.00%, 07/01/52		(12,372)	(12,627,173)
Total TBA Sale Commitments — (33.5)% (Proceeds: $(345,213,161))			(347,190,389)
Total Investments Net of TBA Sale Commitments — 123.6% (Cost: $1,348,897,489)			1,281,261,346
Liabilities in Excess of Other Assets — (23.6)%			(244,563,145)
Net Assets — 100.0%			$ 1,036,698,201
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Represents or includes a TBA transaction.
(f)	Annualized 7-day yield as of period end.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro Dollar	15	09/19/22	$ 3,630	$ 99,017
U.S. Treasury Bonds (30 Year)	13	09/21/22	1,802	(11,079)
U.S. Treasury Notes (10 Year)	276	09/21/22	32,715	(263,548)
U.S. Ultra Treasury Bonds (10 Year)	48	09/21/22	6,114	83,335
U.S. Treasury Notes (2 Year)	194	09/30/22	40,743	190,060
U.S. Treasury Notes (5 Year)	457	09/30/22	51,298	377,256
Euro Dollar	15	12/19/22	3,612	109,592
				$ 584,633

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series M Portfolio
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.84%	Semi-Annual	3-month LIBOR, 2.29%	Quarterly	07/18/22	USD	8,000	$ (52,436)	$ —	$ (52,436)
3-month LIBOR, 2.29%	Quarterly	1.62%	Semi-Annual	07/21/22	USD	20,000	106,671	—	106,671
3-month LIBOR, 2.29%	Quarterly	1.63%	Semi-Annual	07/21/22	USD	8,000	43,151	—	43,151
1.81%	Semi-Annual	3-month LIBOR, 2.29%	Quarterly	07/25/22	USD	4,500	(27,326)	—	(27,326)
1.78%	Semi-Annual	3-month LIBOR, 2.29%	Quarterly	07/26/22	USD	9,700	(56,923)	—	(56,923)
3-month LIBOR, 2.29%	Quarterly	1.60%	Semi-Annual	08/04/22	USD	18,700	84,714	—	84,714
1.53%	Semi-Annual	3-month LIBOR, 2.29%	Quarterly	08/08/22	USD	15,500	(63,516)	—	(63,516)
3-month LIBOR, 2.29%	Quarterly	1.42%	Semi-Annual	09/10/22	USD	5,300	14,526	—	14,526
0.05%	Quarterly	1-day Overnight Fed Funds Effective Rate, 1.58%	Quarterly	10/21/22	USD	308	2,539	—	2,539
SOFR, 1.50%	Quarterly	0.05%	Quarterly	10/21/22	USD	308	(2,502)	—	(2,502)
0.18%	Quarterly	1-day Overnight Fed Funds Effective Rate, 1.58%	Quarterly	10/21/25	USD	232	19,926	—	19,926
SOFR, 1.50%	Quarterly	0.17%	Quarterly	10/21/25	USD	232	(19,726)	—	(19,726)
1.61%	Semi-Annual	3-month LIBOR, 2.29%	Quarterly	10/01/29	USD	6,300	585,816	—	585,816
0.56%	Quarterly	1-day Overnight Fed Funds Effective Rate, 1.58%	Quarterly	10/21/30	USD	83	13,719	—	13,719
SOFR, 1.50%	Quarterly	0.53%	Quarterly	10/21/30	USD	83	(13,870)	—	(13,870)
							$ 634,763	$ —	$ 634,763
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$ 691,707	$ 179,519	$ 512,188
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	726,292	197,728	528,564
							$ 1,417,999	$ 377,247	$ 1,040,752
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	8,000	$ (1,368,705)	$ (903,121)	$ (465,584)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	10,400	(1,779,316)	(444,983)	(1,334,333)
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,397	(765,111)	(301,873)	(463,238)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(652,888)	(259,596)	(393,292)
								$ (4,566,020)	$ (1,909,573)	$ (2,656,447)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series M Portfolio
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 123,999	$ —	$ 123,999
Non-Agency Mortgage-Backed Securities	—	181,816,873	1,662,225	183,479,098
U.S. Government Sponsored Agency Securities	—	1,362,575,579	5,432,139	1,368,007,718
Short-Term Securities
Certificates of Deposit	—	71,172,456	—	71,172,456
Money Market Funds	5,668,464	—	—	5,668,464
Liabilities
TBA Sale Commitments	—	(347,190,389)	—	(347,190,389)
	$ 5,668,464	$ 1,268,498,518	$ 7,094,364	$ 1,281,261,346
Derivative Financial Instruments
Assets
Credit Contracts	$ —	$ 1,040,752	$ —	$ 1,040,752
Interest Rate Contracts	859,260	871,062	—	1,730,322
Liabilities
Credit Contracts	—	(2,656,447)	—	(2,656,447)
Interest Rate Contracts	(274,627)	(236,299)	—	(510,926)
	$ 584,633	$ (980,932)	$ —	$ (396,299)
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced